Financial Instruments by Category - Summary of Company's Financial Assets Measured at Fair Value (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 15,408	$ 18,733	$ 31,987
Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,370	10,941	12,936
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,038	7,792	19,051
Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,370	10,941	12,936
Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,038	7,792	19,051
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	15,408	18,733	31,987
Level 1 [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,370	10,941	12,936
Level 1 [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	7,038	7,792	19,051
Level 1 [member] | Public securities [member] | Investment in financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	8,370	10,941	12,936
Level 1 [member] | Mutual funds [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 7,038	$ 7,792	$ 19,051